Employees (Details) - employee	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Employee Workforce [Line Items]
Average number of employees	80	69
France
Disclosure Of Employee Workforce [Line Items]
Average number of employees	45	42
United States
Disclosure Of Employee Workforce [Line Items]
Average number of employees	35	27